Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash
The following table reconciles cash and cash equivalents and restricted cash per the balance sheets to the statements of cash flows (in thousands):

	March 31, 2022	March 31, 2021
Cash and cash equivalents	$127,160	$117,651
Restricted cash	199	199

Total	$127,359	$117,850

The following table reconciles cash and cash equivalents and restricted cash per the balance sheets to the statements of cash flows (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$30,833	$46,596
Restricted cash	199	199

Total	$31,032	$46,795